STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION
Schedule of fair value assumptions

	December 31,	December 31,	December 31,
	2021	2020	2019
Risk-free interest rate	0.39%	1.59%	1.73 – 1.93%
Expected term (life) of options (in years)	3.86	10.0	10.0
Expected dividends	—%	—%	—%
Expected volatility	50%	50%	50%

Schedule of stock option activity

The activities of stock options are summarized as follows:

(in thousands except for per option values and years)

		Weighted Average			Aggregate
	Number of	Exercise	Weighted Average		Intrinsic Value
	Options	Price	Term (Years)		($000's)
Outstanding, April 30, 2019	—	$—	—		$—
Granted	4,436	1.79
Exercised	—	—
Forfeited	(84)	1.79
Expired	—	—
Outstanding, December 31, 2019	4,352	$1.79	8.9	$
Granted	1,021	1.79
Exercised	—	—
Forfeited	—	—
Expired	—	—
Outstanding, December 31, 2020	5,373	$1.79	9.0	$
Granted	5,545	14.90
Exercised	(3,559)	1.79
Forfeited	(618)	22.60
Outstanding, December 31, 2021	6,741	$10.67	7.8		$2,967
Exercisable, December 31, 2021	1,340	$1.79	3.2		$2,224

*     The aggregate intrinsic value is calculated as the difference between the market value of our Class A common stock as of December 31, 2021 and the respective exercise prices of the options. The market value as of December 31, 2021 was $3.45 per share, which is the closing sale price of our Class A common stock on December 31, 2021, as reported by the Nasdaq Global Select Market.

Schedule of range of exercise prices

Further details of our exercisable stock options and stock options outstanding are summarized as follows:

(in thousands except for per exercise prices and years)

				Options Outstanding		Options Exercisable
				Weighted Average	Weighted Average		Weighted Average
Range of			Options	Remaining	Exercise	Options	Exercise
Exercise Prices			Outstanding	Contractual Term	Price	Exercisable	Price
$1.79	—	$1.79	1,787	4.4	$1.79	1,340	$1.79
$4.11	—	$5.69	1,758	9.6	$5.37	—	—
$5.85	—	$11.41	1,475	9.2	$9.51	—	—
$16.22	—	$16.22	78	9.2	$16.22	—	—
$26.77	—	$26.77	1,643	8.3	$26.77	—	—
			6,741	7.8	$10.67	1,340	$1.79

Schedule of RSUs activity

The activities of RSUs are summarized as follows:

(in thousands except for fair values)

		Weighted Average	Aggregate
		Grant Date	Intrinsic Value
	Shares	Fair Value	As of 12/31/2021
Outstanding, December 31, 2020	—	—
Awarded	6,414	$8.88
Released	—	—
Forfeited	(152)	$12.65
Outstanding, December 31, 2021	6,262	$8.78	$18,841

*     The aggregate intrinsic value is calculated using the market value of our Class A common stock as of December 31, 2021. The market value as of December 31, 2021 was $3.45 per share, which is the closing sale price of our Class A common stock on December 31, 2021, as reported by the Nasdaq Global Select Market.